SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

		Year ended December 31,
Number of common shares (in millions)	Notes	2019	2018
Outstanding, beginning of the year		466.8	465.9
Equity issuance		1.0	—
Issuance of shares for share-based compensation	28	1.2	0.9
Outstanding, end of the year		469.0	466.8